Fair Value Measurements (Schedule Of Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 271.7	$ 422.5	$ 836.5	$ 375.3
Restricted Cash and Cash Equivalents, Current	2.6	208.2
Restricted Cash and Cash Equivalents, Noncurrent	13.7	14.9
Available-for-sale Securities, Equity Securities, Current	0.3	0.4
Available-for-sale Securities, Equity Securities, Noncurrent	9.8	9.2
Available-for-sale Securities, Debt Securities, Noncurrent		0.2
Total	288.3	647.8
Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value	271.7	422.5
Restricted Cash and Cash Equivalents, Current	2.6	208.2
Restricted Cash and Cash Equivalents, Noncurrent	13.7	14.9
Available-for-sale Securities, Equity Securities, Current	0.3
Available-for-sale Securities, Debt Securities, Noncurrent
Total	288.3	647.6
Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value
Restricted Cash and Cash Equivalents, Current
Restricted Cash and Cash Equivalents, Noncurrent
Available-for-sale Securities, Debt Securities, Noncurrent
Total
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value
Restricted Cash and Cash Equivalents, Current
Restricted Cash and Cash Equivalents, Noncurrent
Available-for-sale Securities, Debt Securities, Noncurrent		0.2
Total		0.2
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current		2.0
Equity Securities [Member] | Quoted Prices In Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current		2.0
Equity Securities [Member] | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current
Equity Securities [Member] | Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities, Current